STATUTORY RESERVES	12 Months Ended
Dec. 31, 2015
STATUTORY RESERVES [Abstract]
STATUTORY RESERVES
16	STATUTORY RESERVES

Under the PRC rules and regulations, the Company's PRC subsidiaries are required to transfer 10% of the net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the subsidiary's registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years' losses, if any, and may be converted into share capital by issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital.

The Company's PRC subsidiaries made appropriations to the statutory surplus reserve of RMB80 and wrote-off RMB571 in relation of the disposal of Weifang Nepstar for the year ended December 31, 2014, and made appropriations to the statutory surplus reserve of RMB24 for the year ended December 31, 2015. The accumulated balance of the statutory surplus reserve as of December 31, 2014 and 2015 was RMB98,863 and RMB98,887, respectively. No equivalent amounts were appropriated by the Company.